Share capital (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 $ / shares $ / shares
Statement [Line Items]
Expected dividend yield		0.00%
Expected life (years)	3 years	2 years 11 months 12 days
Top of the range [member]
Statement [Line Items]
Exercise price		$ 703.30
Risk free interest rate		4.26%
Expected life (years)		5 years
Expected volatility		109.00%
Grant date share price		$ 148.85
Bottom of the range [member]
Statement [Line Items]
Exercise price		$ 97.50
Risk free interest rate		3.08%
Expected life (years)		9 months
Expected volatility		64.00%
Grant date share price		$ 93.60